Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Treasury stock	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income(loss)	Non- controlling interest	Class A	Class B	Total
Balance at Mar. 31, 2024	$ 43,036	$ 798	$ 210,324,890	$ (3,988,370)	$ (63,926,383)	$ (4,086,587)	$ 56,810			$ 138,424,194
Balance (in Shares) at Mar. 31, 2024	430,356,043	7,980,800
Balance (in Shares) at Mar. 31, 2024				(1,165,883)
Net (loss) income for the period					(586,632)		33,802			(552,830)
Private placement	$ 22,000		62,546,014							62,568,014
Private placement (in Shares)	220,000,050
Exercise of warrants	$ 6,254		(6,254)
Exercise of warrants (in Shares)	62,543,710
Business acquisition			189,524				8,214			197,738
Foreign currency Translation adjustment						26,040	(11,503)			14,537
Balance at Sep. 30, 2024	$ 71,290	$ 798	273,054,174	$ (3,988,370)	(64,513,015)	(4,060,547)	87,323			200,651,653
Balance (in Shares) at Sep. 30, 2024	712,899,803	7,980,800
Balance (in Shares) at Sep. 30, 2024				(1,165,883)
Balance at Mar. 31, 2025	$ 164,877	$ 798	405,616,966	$ (3,988,370)	(198,903,752)	(3,771,374)	31,991			$ 199,151,136
Balance (in Shares) at Mar. 31, 2025	1,648,768,613	7,980,800						1,647,602,730	7,980,800
Balance (in Shares) at Mar. 31, 2025				(1,165,883)						1,165,883
Net (loss) income for the period					(1,275,701)		(25,277)			$ (1,300,978)
Exercise of warrants	$ 91,453		(91,453)
Exercise of warrants (in Shares)	914,529,000
Foreign currency Translation adjustment						460,430	350			460,780
Balance at Sep. 30, 2025	$ 256,330	$ 798	$ 405,525,513	$ (3,988,370)	$ (200,179,453)	$ (3,310,944)	$ 7,064			$ 198,310,938
Balance (in Shares) at Sep. 30, 2025	2,563,297,613	7,980,800						2,562,131,730	7,980,800
Balance (in Shares) at Sep. 30, 2025				(1,165,883)						1,165,883